Schedule of segment reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Technology expenses not allocated	$ (1,718,974)	$ (1,805,432)	$ (651,644)
Employee benefits expenses not allocated	(5,267,246)	(4,411,926)	(2,359,459)
Occupancy expenses not allocated	(113,572)	(66,365)	(52,219)
Advertising expenses not allocated	(318,492)	(414,012)	(67,575)
Consultancy expenses not allocated	(874,638)	(1,691,544)	(240,928)
Depreciation and amortisation not allocated	(1,355,170)	(852,361)	(397,506)
Impairment of financial assets not allocated	(295,262)	(376,606)	(14,690)
Other expenses not allocated	(213,051)	(245,079)	(132,515)
Segment operating profit/(loss)	(3,891,586)	(5,090,327)	(995,766)
Group assets	9,234,881	8,554,930
Group liabilities	4,244,924	3,437,445
Total reportable segment revenue	5,376,693	4,222,689	2,191,425
Other income not allocated	993,493	1,298,499	788,258
Operating loss	(3,786,219)	(4,342,137)	(936,853)
Finance costs	(105,367)	(748,190)	(58,913)
Loss before income tax	(3,891,586)	(5,090,327)	(995,766)
Cash and cash equivalents	3,174,700	4,083,735	650,731	$ 161,191
Fixed assets	380,018	395,999
Right of use assets	314,596	406,673
Trade and other payables	2,507,573	1,454,241
Accrued expenses	512,611	511,848
Lease liabilities	417,743	450,416
Consolidated group [member]
IfrsStatementLineItems [Line Items]
Group assets	9,234,881	8,554,930
Group liabilities	(4,244,924)	(3,437,445)
Total reportable segment assets	1,511,870	2,041,618
Cash and cash equivalents	3,174,700	4,083,734
R&D tax incentive and other rebates	554,901	371,365
Deposits and prepayments	231,660	230,094
Fixed assets	380,018	395,999
Right of use assets	314,596	406,673
Capitalised development costs	2,780,538	945,821
Other assets	286,598	79,626
Total reportable segment liabilities	(526,761)	(564,445)
Trade and other payables	(1,829,301)	(1,031,933)
Borrowings	(301,600)	(308,100)
Provisions	(118,112)	(318,598)
Accrued expenses	(1,051,406)	(763,953)
Lease liabilities	(417,744)	(450,416)
Publishing [member]
IfrsStatementLineItems [Line Items]
From external customers	1,185,384	964,450	779,430
Segment revenue	1,185,384	964,450	779,430
Technology expenses not allocated	(92,295)	(77,974)	(225,324)
Employee benefits expenses not allocated	(111,538)	(211,891)	(407,876)
Occupancy expenses not allocated	(1,573)	(3,069)	(1,857)
Advertising expenses not allocated	(6,971)	(31,210)	(659)
Consultancy expenses not allocated		(364)
Depreciation and amortisation not allocated	(255,848)	(256,021)	(198,578)
Impairment of financial assets not allocated	(10,958)	(16,853)
Other expenses not allocated	(2,358)	758	(294)
Segment operating profit/(loss)	703,843	367,826	(55,158)
Group assets	171,697	589,390	1,654,054
Group liabilities	(96,766)	(108,326)	(382,104)
Total reportable segment revenue	1,186,093	964,450	779,430
Direct [member]
IfrsStatementLineItems [Line Items]
From external customers	1,961,396	1,328,403	1,183,025
Segment revenue	1,961,396	1,328,403	1,183,025
Technology expenses not allocated	(10,254)	(13,724)	(12,724)
Employee benefits expenses not allocated	(134,140)	(516,520)	(359,082)
Occupancy expenses not allocated	(1,036)	(2,646)	(15,807)
Advertising expenses not allocated	(21,162)	(2,048)	(46,734)
Consultancy expenses not allocated	(413)	(245)
Depreciation and amortisation not allocated	(219,026)	(197,884)	(143,468)
Impairment of financial assets not allocated	(217,739)	(187,398)
Other expenses not allocated	(18,774)	(1,253)	(625)
Segment operating profit/(loss)	1,338,852	406,685	604,585
Group assets	910,175	1,069,196	151,460
Group liabilities	(191,014)	(226,382)	(212,644)
Total reportable segment revenue	1,961,396	1,328,403	1,183,025
Reseller [member]
IfrsStatementLineItems [Line Items]
From external customers	2,229,913	1,929,836	228,970
Segment revenue	2,229,913	1,929,836	228,970
Technology expenses not allocated	(8,088)		(376)
Employee benefits expenses not allocated	(524,023)	(786,560)	(209,251)
Occupancy expenses not allocated	(1,189)	(857)
Advertising expenses not allocated	(74,848)
Consultancy expenses not allocated
Depreciation and amortisation not allocated	(26,378)		(10,544)
Impairment of financial assets not allocated	(66,566)	(172,355)
Other expenses not allocated	(21,791)	(20,089)	(1,379)
Segment operating profit/(loss)	1,507,030	949,975	7,420
Group assets	429,998	383,032	85,889
Group liabilities	(238,981)	(229,737)	(43,251)
Total reportable segment revenue	2,229,204	1,929,836	228,970
Operating segment [member]
IfrsStatementLineItems [Line Items]
From external customers	5,376,693	4,222,689	2,191,425
Segment revenue	5,376,693	4,222,689	2,191,425
Technology expenses not allocated	(110,637)	(91,698)	(238,424)
Employee benefits expenses not allocated	(769,701)	(1,514,971)	(976,209)
Occupancy expenses not allocated	(3,798)	(6,572)	(17,664)
Advertising expenses not allocated	(102,981)	(33,258)	(47,393)
Consultancy expenses not allocated	(413)	(609)
Depreciation and amortisation not allocated	(501,252)	(453,905)	(352,590)
Impairment of financial assets not allocated	(295,263)	(376,606)
Other expenses not allocated	(42,923)	(20,584)	(2,298)
Segment operating profit/(loss)	3,549,725	1,724,486	556,847
Group assets	1,511,870	2,041,618	1,891,403
Group liabilities	(526,761)	(564,445)	(637,999)
Unallocated amount [member]
IfrsStatementLineItems [Line Items]
Technology expenses not allocated	(1,608,337)	(1,713,734)	(48,750)
Employee benefits expenses not allocated	(4,497,545)	(2,896,954)	(986,580)
Occupancy expenses not allocated	(109,774)	(59,793)	(34,555)
Advertising expenses not allocated	(215,511)	(380,754)	(20,182)
Consultancy expenses not allocated	(874,225)	(1,690,935)	(240,928)
Depreciation and amortisation not allocated	(853,917)	(398,456)	(44,916)
Impairment of financial assets not allocated			(14,690)
Other expenses not allocated	(170,128)	(224,496)	(130,217)
Total reportable segment revenue	5,376,693	4,222,689	2,191,425
Segment operating profit	3,549,725	1,724,486	556,847
Other income not allocated	423,775	495,457	290,900
Research and development incentives	569,718	803,042	497,358
Research and development costs			(761,140)
Operating loss	(3,786,219)	(4,342,137)	(936,853)
Finance costs	(105,367)	(748,190)	(58,913)
Loss before income tax	$ (3,891,586)	$ (5,090,327)	$ (995,766)